Partners' Capital And Distributions Partners' Capital (Notes)	3 Months Ended
Mar. 31, 2015
Partners' Capital and Distributions [Abstract]
Partners' Capital Notes Disclosure [Text Block]
9. Partners’ Capital and Distributions
At March 31, 2015, our outstanding common units consisted of 94,989,221 Class A units and 39,997 Class B units.
On April 10, 2015, we issued 4,600,000 Class A common units in a public offering at a price of $44.42 per unit, which included the exercise by the underwriters of an option to purchase up to 600,000 additional common units from us. We received proceeds, net of underwriting discounts and offering costs, of approximately $198 million from that offering. We intend to use the net proceeds for general partnership purposes, including funding acquisitions (including organic growth projects) or repaying a portion of the borrowings outstanding under our revolving credit facility.
Distributions
We paid or will pay the following distributions in 2014 and 2015:

Distribution For	Date Paid		Per Unit Amount	Total Amount
2014
1st Quarter	May 15, 2014		$0.5500	$48,783
2nd Quarter	August 14, 2014		$0.5650	$50,114
3rd Quarter	November 14, 2014		$0.5800	$54,112
4th Quarter	February 13, 2015		$0.5950	$56,542
2015
1st Quarter	May 15, 2015	(1)	$0.6100	$60,774	(2)
(1) This distribution will be paid to unitholders of record as of May 1, 2015.
(2) Includes holders of units issued on April 10, 2015.